Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
4. Leases
Facility lease
In June 2020, the Company leased office and laboratory space under a sublease agreement for 6,782 square feet, which was set to expire on December 30, 2021. In March 2021, the Company amended its sublease agreement, increasing its leased space by 2,495 square feet to 9,277 square feet and monthly rent to $12,000. Upon the extension of the lease in March 2021, the lease was automatically extended to December 30, 2024. Additionally, in January 2022 the Company amended its sublease, which increased the leased space by an additional 8,893 square feet commencing on May 1, 2022, and the rental payments increased by an equally proportionate amount to reflect the increase in floor space. Further, in April 2022 the Company amended the sublease, which deferred the expansion for the additional space to July 1, 2022. The monthly rent is subject to annual increases through the lease term. The Company is required to pay base rent expense as well as its proportionate share of the facilities operating expenses. The non-lease
components, consisting primarily of common area maintenance, are paid separately based on actual costs incurred. Therefore, the variable non-lease
components were not included in the right of use asset and lease liability and are reflected as expense in the period incurred. The incremental borrowing rate used to calculate the Company’s right of use asset and lease liability is 4%. The incremental borrowing rate was estimated based on the Company’s estimated borrowing rate on a collateralized loan. As of December 31, 2022, the remaining lease liability and right of use asset were $0.6 million and $0.6 million, respectively. As of December 31, 2021, the remaining lease liability and right of use asset were $0.5 million and $0.5 million, respectively.

The Company recognized rent expense under the facility sublease for the years ended December 31, 2022 and 2021 of $0.2 million. As of December 31, 2022 the future minimum lease payments under the facilities operating sublease were as follows (in thousands):

As of December 31, 2022
Year ending December 31,

2023	$329
2024	341

Total minimum lease payments	670
Less: amount representing interest	26

Present value of lease liabilities	644
Less: current portion of lease liabilities	323

Lease liabilities, noncurrent	$321

During the years ended December 31, 2022 and 2021, the Company recognized $0.3 million and $0.2 million in variable lease costs, respectively.